Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WHITEHALL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 06, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2023